Related Party Transactions - Founder Shares (Details) - USD ($)				3 Months Ended
	Dec. 22, 2020	Dec. 17, 2020	Oct. 13, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued				6,468,750
Common shares, par value (in dollars per share)				$ 0.0001		$ 0.0001
Aggregate purchase price				$ 647
Common Stock, Shares, Outstanding		6,468,750		6,468,750	6,468,750	6,468,750
Shares subject to forfeiture		843,750				843,750
Sponsor
Related Party Transaction [Line Items]
Number of shares issued			4,715,000
Shares subject to forfeiture		843,750
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued			5,750,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		6,468,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Number Of Shares No Longer Subject To Forfeiture	843,750
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued			1,035,000
Common shares, par value (in dollars per share)			$ 0.0001
Aggregate purchase price			$ 25,000